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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-01545

                      Eaton Vance Special Investment Trust
                      ------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS
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[EV LOGO]

[GRAPHIC IMAGE]

SEMI ANNUAL REPORT JUNE 30, 2004

[GRAPHIC IMAGE]

EATON VANCE
GREATER
INDIA
FUND

[GRAPHIC IMAGE]

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                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

   For more information about Eaton Vance's privacy policies, call:
   1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

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EATON VANCE GREATER INDIA FUND as of June 30, 2004
INVESTMENT UPDATE

[PHOTO OF ZAHEER SITABKHAN]
Zaheer Sitabkhan
Portfolio Manager

INVESTMENT ENVIRONMENT

- Following the remarkable rally of 2003, the Indian stock market saw a correction in the first half of 2004, exacerbated by the election victory of the Congress Party over the business-friendly Bharatiya Janata Party. The incoming Congress government has subsequently pledged to continue economic reforms. The Bombay Stock Exchange Index had a total return of -17.58% during the six months ended June 30, 2004.(1)

- India's industrial output continued its robust expansion, driven by strong domestic demand. Growth in the production of consumer goods was especially noteworthy, rising 7.1% in India's fiscal year ended March 31, 2004. That surge was fueled by low interest rates, rising rural incomes and double-digit growth in autos and household appliance sales.

- The Reserve Bank of India - the nation's central bank - has kept interest rates near their historical lows. While inflation fears were stoked by rising energy prices, wholesale prices have nevertheless remained generally in check. Bumper crops following the favorable monsoon season have kept food prices low, mitigating overall inflationary pressures.

THE FUND

   PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of -18.17% during the six months ended June 30, 2004.(2) This return resulted from a decrease in net asset value per share (NAV) to $9.50 on June 30, 2004 from $11.61 on December 31, 2003.

- The Fund's Class B shares had a total return of -18.24% during the six months ended June 30, 2004.(2) This return resulted from a decrease in net asset value per share (NAV) to $9.01 on June 30, 2004 from $11.02 on December 31, 2003.

   RECENT PORTFOLIO DEVELOPMENTS

- The Portfolio's largest industry weightings at June 2004 were applications software, at 14.3%; auto and parts, at 10.6%; energy, at 10.5%; engineering, at 8.9%; and chemicals, at 5.2%. Management focused on companies with sustainable earnings growth, with an emphasis on companies we believe likely to benefit from expansion in key growth areas in technology, energy-related areas and consumer-related sectors.*

- Nearly every sector among the Portfolio's investments registered declines during the six-month period, as the market correction spread throughout the Indian market. Among the few areas that resisted the correction were food stocks, which are generally less economically sensitive and often display defensive characteristics; a leading bank, which has continued to enjoy strong asset growth; and a specialty chemical manufacturer with applications in the agricultural area.

- Application software companies generated strong revenue growth, as the companies' software products and computer services continued to make them a beneficiary of the global outsourcing trend. These companies have also benefited from an improved business climate, which has encouraged businesses to renew investments in systems and software that will improve productivity.

- Energy companies also remained a significant weighting, including India's dominant exploration company. Because India imports 70% of its crude oil, rising oil prices have made the company an increasingly vital part of India's energy solution. The Portfolio reduced its exposure to some deep-cyclical areas, such as metals and mineral stocks, which turned in unusually strong performances in 2003.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND LLOYD GEORGE MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

   FUND INFORMATION
   AS OF JUNE 30, 2004

     PERFORMANCE(3)                                               CLASS A       CLASS B
     ----------------------------------------------------------------------------------
     Average Annual Total Returns (at net asset value)
     One Year                                                       43.94%        44.39%
     Five Years                                                      5.09          4.47
     Ten Years                                                      -0.61         -1.13
     Life of Fund(+)                                                -0.50         -1.02

     SEC Average Annual Total Returns (including sales charge
       or applicable CDSC)
     One Year                                                       35.71%        39.39%
     Five Years                                                      3.86          4.13
     Ten Years                                                      -1.20         -1.13
     Life of Fund(+)                                                -1.08         -1.02

     (+) Inception date: 5/2/94

(1) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR THE FUND'S CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR THE FUND'S CLASS B SHARES.

(3) SEC AVERAGE ANNUAL RETURNS FOR CLASS A REFLECT A 5.75% SALES CHARGE. CLASS A SHARES REDEEMED OR EXCHANGED WITHIN 3 MONTHS OF PURCHASE ARE SUBJECT TO A 1% EARLY REDEMPTION FEE. SEC AVERAGE ANNUAL RETURNS FOR CLASS B SHARES REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5%-1ST AND 2ND YEARS; 4%-3RD YEAR; 3%-4TH YEAR; 2%-5TH YEAR; 1%-6TH YEAR. FUND PERFORMANCE DURING CERTAIN PERIODS REFLECTS THE STRONG STOCK MARKET PERFORMANCE AND/OR THE STRONG PERFORMANCE OF STOCKS HELD DURING THOSE PERIODS. THIS PERFORMANCE IS NOT TYPICAL AND MAY NOT BE REPEATED.

*   PORTFOLIO WEIGHTINGS ARE SUBJECT TO CHANGE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

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EATON VANCE GREATER INDIA FUND as of June 30, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investment in South Asia Portfolio, at value
   (identified cost, $53,738,888)                                               $     55,901,833
Receivable for Fund shares sold                                                          295,059
Prepaid expenses                                                                          26,334
------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                    $     56,223,226
------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                                $        139,715
Payable to affiliate for Trustees' fees                                                      170
Payable to affiliate for distribution and service fees                                        95
Accrued expenses                                                                           8,934
------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                               $        148,914
------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $     56,074,312
------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                                 $     56,278,341
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                                      (1,614,693)
Accumulated net investment loss                                                         (752,281)
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                                    2,162,945
------------------------------------------------------------------------------------------------
TOTAL                                                                           $     56,074,312
------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                      $     39,894,297
SHARES OUTSTANDING                                                                     4,199,361
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)            $           9.50
Maximum Offering Price Per Share
   (100 DIVIDED BY 94.25 of $9.50)                                              $          10.08
------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                                      $     16,180,015
SHARES OUTSTANDING                                                                     1,795,074
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)            $           9.01
------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.


STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Dividends allocated from Portfolio (net of foreign taxes, $26,387)              $        350,961
Interest allocated from Portfolio                                                         82,204
Expenses allocated from Portfolio                                                       (465,410)
------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                                              $        (32,245)
------------------------------------------------------------------------------------------------

EXPENSES

Management fee                                                                  $         77,344
Trustees' fees and expenses                                                                  182
Distribution and service fees
   Class A                                                                               101,265
   Class B                                                                               106,845
Transfer and dividend disbursing agent fees                                               48,460
Registration fees                                                                         28,932
Legal and accounting services                                                              8,184
Custodian fee                                                                              7,462
Printing and postage                                                                       5,294
Miscellaneous                                                                             11,834
------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                  $        395,802
------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                             $       (428,047)
------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                              $      1,653,747
   Foreign currency transactions                                                         (49,793)
------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                               $      1,603,954
------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                          $    (14,161,045)
   Foreign currency                                                                     (167,716)
------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                            $    (14,328,761)
------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                                $    (12,724,807)
------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                      $    (13,152,854)
------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED
INCREASE (DECREASE)                                            JUNE 30, 2004      YEAR ENDED
IN NET ASSETS                                                  (UNAUDITED)        DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------
From operations --
   Net investment loss                                         $      (428,047)     $      (370,484)
   Net realized gain from investment
      transactions and foreign
      currency transactions                                          1,603,954            1,642,350
   Net change in unrealized
      appreciation (depreciation) from
      investments and foreign currency                             (14,328,761)          16,484,060
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             $   (13,152,854)     $    17,755,926
---------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                  $    38,011,409      $    24,655,598
      Class B                                                       15,529,021            6,445,949
   Cost of shares redeemed
      Class A                                                      (27,464,898)          (4,668,337)
      Class B                                                       (9,806,958)          (2,345,161)
   Net asset value of shares exchanged
      Class A                                                        6,827,234                   --
      Class B                                                       (6,827,234)                  --
   Redemption fees                                                      57,423                1,675
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                     $    16,325,997      $    24,089,724
---------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $     3,173,143      $    41,845,650
---------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                         $    52,901,169      $    11,055,519
---------------------------------------------------------------------------------------------------
AT END OF PERIOD                                               $    56,074,312      $    52,901,169
---------------------------------------------------------------------------------------------------

ACCUMULATED NET
INVESTMENT LOSS INCLUDED
IN NET ASSETS

AT END OF PERIOD                                               $      (752,281)     $      (324,234)
---------------------------------------------------------------------------------------------------

* Certain prior year amounts have been reclassed to conform to the current year presentation.

                        SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                                     CLASS A
                                                ----------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2004       --------------------------------------------------------------
                                                (UNAUDITED)(1)       2003(1)       2002(1)      2001(1)      2000(1)      1999(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period             $  11.610        $   5.430     $   5.460    $   7.390    $  11.990    $   5.780
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                $  (0.063)       $  (0.146)    $  (0.150)   $  (0.149)   $  (0.212)   $  (0.165)
Net realized and unrealized gain (loss)               (2.062)           6.326         0.120       (1.781)      (4.388)       6.375
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                $  (2.125)       $   6.180     $  (0.030)   $  (1.930)   $  (4.600)   $   6.210
----------------------------------------------------------------------------------------------------------------------------------

Redemption fees                                    $   0.015        $      --(2)  $      --    $      --    $      --    $      --
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                   $   9.500        $  11.610     $   5.430    $   5.460    $   7.390    $  11.990
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       (18.17)%         113.81%        (0.55)%     (26.12)%     (38.36)%     107.44%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)          $  39,894        $  31,346     $   2,962    $   2,889    $   4,865    $  11,640
Ratios (As a percentage of average daily
  net assets):
   Expenses(4)                                          2.61%(5)         3.35%         4.75%        3.96%        2.98%        3.26%
   Expenses after custodian fee reduction(4)            2.61%(5)         3.35%         4.75%        3.90%        2.91%        3.24%
   Net investment loss                                 (1.15)%(5)       (1.83)%       (2.75)%      (2.44)%      (2.20)%      (2.07)%
Portfolio Turnover of the Portfolio                       48%              87%          112%         141%         133%          80%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2)  Amount rounds to less than $0.01 per share.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.
* Certain prior year amounts have been reclassed to conform with current year presentation.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                   CLASS B
                                                ----------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2004       --------------------------------------------------------------
                                                (UNAUDITED)(1)       2003(1)       2002(1)      2001(1)      2000(1)      1999(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period             $  11.020        $   5.150     $   5.200    $   7.140    $  11.650    $   5.660
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                $  (0.095)       $  (0.145)    $  (0.171)   $  (0.172)   $  (0.255)   $  (0.193)
Net realized and unrealized gain (loss)               (1.915)           6.015         0.121       (1.768)      (4.255)       6.183
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                $  (2.010)       $   5.870     $  (0.050)   $  (1.940)   $  (4.510)   $   5.990
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                   $   9.010        $  11.020     $   5.150    $   5.200    $   7.140    $  11.650
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                       (18.24)%         113.98%        (0.96)%     (27.17)%     (38.71)%     105.83%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)          $  16,180        $  21,556     $   8,094    $  10,028    $  17,305    $  34,671
Ratios (As a percentage of average daily
  net assets):
   Expenses(3)                                          3.11%(4)         3.85%         5.26%        4.46%        3.50%        3.69%
   Expenses after custodian fee reduction(3)            3.11%(4)         3.85%         5.26%        4.40%        3.43%        3.67%
   Net investment loss                                 (1.82)%(4)       (2.14)%       (3.28)%      (2.96)%      (2.73)%      (2.55)%
Portfolio Turnover of the Portfolio                       48%              87%          112%         141%         133%          80%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.
(4)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND as of June 30, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Greater India Fund (the Fund) is a mutual fund seeking long-term capital appreciation through the purchase of an interest in a separate investment company which invests primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Fund is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (See Note 7). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after purchase as described in each Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in South Asia Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   Upon the redemption or exchange of shares held by Class A shareholders for less than three months, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments, if any. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2003, the Fund, for federal income tax purposes had a capital loss carryover of $3,192,164 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover of $2,488,708 and $703,456 will expire on December 31, 2009 and December 31, 2010, respectively.

   D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   G OTHER -- Investment transactions are accounted for on a trade-date basis.

   H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. There were no balance credits for the six months ended June 30, 2004.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The management fee is earned by Eaton Vance Management (EVM) as compensation for management of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended June 30, 2004, the fee was equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $77,344. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2004, EVM earned $5,808. The Fund was informed that Eaton Vance Distributors, Inc.
   (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $91,234 from the Eaton Vance Greater India Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2004.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

3  SHARES OF BENEFICIAL INTEREST

   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                          SIX MONTHS ENDED
                                          JUNE 30, 2004        YEAR ENDED
   CLASS A                                (UNAUDITED)          DECEMBER 31, 2003
   -----------------------------------------------------------------------------
   Sales                                         3,357,493             2,779,616
   Redemptions                                  (2,483,305)             (625,115)
   Exchange from Class B shares                    625,105                    --
   -----------------------------------------------------------------------------
   NET INCREASE                                  1,499,293             2,154,501
   -----------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          JUNE 30, 2004        YEAR ENDED
   CLASS B                                (UNAUDITED)          DECEMBER 31, 2003
   -----------------------------------------------------------------------------
   Sales                                         1,442,922               740,456
   Redemptions                                    (945,975)             (356,976)
   Exchange to Class A shares                     (657,965)                   --
   -----------------------------------------------------------------------------
   NET INCREASE (DECREASE)                        (161,018)              383,480
   -----------------------------------------------------------------------------

   For the six months ended June 30, 2004 the Fund received $57,423 in redemption fees on Class A shares.

4  DISTRIBUTIONS TO SHAREHOLDERS

   It is the present policy of the Fund to make (a) at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, if any, less the Fund's direct expenses and (b) at least one distribution annually of all or substantially all of the net realized capital gains allocated by the Portfolio to the Fund, if any (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund, without a sales charge, at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statement and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized losses. Permanent differences between book and tax accounting are reclassified to paid-in capital.

5  INVESTMENT TRANSACTIONS

   For the six months ended June 30, 2004, increases and decreases in the Fund's investment in the Portfolio aggregated $63,174,253 and $44,555,064 respectively.

6  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class A (Class A Plan) and Class B (Class B Plan) (collectively, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940.

   The Class A Plan provides for the payment of a monthly distribution fee to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), in an amount equal to the aggregate of (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year.

   The Class B Plan provides for the payment of a monthly distribution fee to EVD at an annual rate not to exceed 0.75% of the Fund's average daily net assets attributable to Class B shares. The Fund will automatically discontinue payments to EVD under the Class B Plan during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the amount received by the Fund for each Class B share sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (See Note 7), daily amounts theretofore paid to EVD by Lloyd George Investment Management (Bermuda) Limited, investment adviser for the Portfolio (Adviser), in consideration of EVD's distribution effort. At June 30, 2004, the amount of Uncovered Distribution Charges EVD calculated under the Class B Plan was approximately $2,388,000. The amounts paid by the Adviser to EVD are equivalent to 0.15% of the Fund's average daily net assets attributable to Class B shares and are made from the Adviser's own resources, not Fund assets.

   Distribution fee payments are made for providing ongoing distribution services to the Fund. The amount payable to EVD by the Fund with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accrued $90,407 and $80,134 for Class A and Class B shares, respectively, to or payable to EVD for the six months ended June 30, 2004, representing 0.45% and 0.75% (annualized) of average daily net assets attributable to Class A and Class B shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class B shares. Such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended June 30, 2004, service fees amounted to $10,858 and $26,711 for Class A and Class B shares, respectively, representing 0.04% and 0.25% (annualized) of average daily net assets attributable to Class A and Class B shares, respectively.

   Certain officers and Trustees of the Fund are officers of the above organization.

7  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchase in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investments or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (See Note 6). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $3,000 and $190,000 of CDSC paid by shareholders for Class A and Class B shares, respectively, for the six months ended June 30, 2004.

SOUTH ASIA PORTFOLIO as of June 30, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

COMMON STOCKS -- 82.1%

SECURITY                                                   SHARES        VALUE
----------------------------------------------------------------------------------------
INDIA -- 82.1%

APPLICATIONS SOFTWARE -- 14.3%

HCL Technologies Ltd.                                          214,000   $     1,388,033
The company offers an entire gamut of IT
services including technology development,
software product engineering, networking and
application development services.

Infosys Technologies Ltd.                                       17,667         2,122,307
India's second largest IT services provider with
offerings spanning banking & finance, insurance,
retail, manufacturing and telecoms. Services
include software development, maintenance,
re-engineering, package implementation and
business process outsourcing (BPO).

Satyam Computer Services                                       180,000         1,195,889
A SEI-CMM Level 5 company, the company is an
end-to-end global software services provider, with
expertise in key vertical segments such as insurance,
banking and telecom.

Software Technology Group International Ltd.                   217,737           613,547
A company that provides training in advanced and
contemporary software tools.

Wipro Ltd.                                                     230,550         2,668,062
Wipro provides high-end R&D services and application
development & maintenance services to global
technology corporations. Business areas include
hardware design, system software and embedded
software, telecom software, e-commerce, web
enabling and customer management.
----------------------------------------------------------------------------------------
                                                                         $     7,987,838
----------------------------------------------------------------------------------------

AUTO AND PARTS -- 10.6%

Hero Honda Motors Ltd.                                         145,000   $     1,600,598
A joint venture between the Hero group (Munjal
family) and Honda Motors, Japan, Hero Honda is the
market leader in motorcycles with 48% market share
and is the pioneer in fuel efficient bikes.

Mahindra & Mahindra Ltd.                                       209,700         2,015,811
Mahindra & Mahindra is India's leading utility
vehicle and agricultural equipment manufacturer.
The company has maintained market leadership in
tractors (29%) and utility vehicles (49%).

Maruti Udyog Ltd.(1)                                           128,200         1,122,499
A 54% subsidiary of Suzuki Motor Corp., Japan,
Maruti Udyog is India's largest car company with a
market share in excess of 55%.

Tata Engineering and Locomotive Co. Ltd.                       143,021   $     1,182,743
A major commercial vehicle manufacturer in India,
its products include cars and utility vehicles.
----------------------------------------------------------------------------------------
                                                                         $     5,921,651
----------------------------------------------------------------------------------------

BANKING AND FINANCE -- 3.1%

HDFC Bank Ltd.                                                 111,000   $       892,587
HDFC Bank is the leading private sector bank in India.
HDFC Ltd, is the promoter of the bank. In a span of
eight years, HDFC Bank has emerged as a significant
player in the banking sector, with nearly 2% market
share. Its interest spans both wholesale and
retail lending.

LIC Housing Finance                                            273,000           817,070
Promoted by Life Insurance Corporation of India
(India's largest life insurance company), LIC Housing
Finance is the second largest housing finance company
in India, with a market share of 7.3%.
----------------------------------------------------------------------------------------
                                                                         $     1,709,657
----------------------------------------------------------------------------------------

BREWERY -- 0.3%

United Breweries Ltd.(1)                                        94,380   $       167,924
India's largest beer company controlling over 45%
of the country's brewing capacity with a 40%
market share.
----------------------------------------------------------------------------------------
                                                                         $       167,924
----------------------------------------------------------------------------------------

CEMENT -- 2.7%

Associated Cement Cos. Ltd.                                     78,000   $       410,571
One of the largest cement producers in India,
with an installed capacity aggregating 15mn tons.

Gujarat Ambuja Cements Ltd.                                    179,000         1,107,483
Gujarat Ambuja Cements is one of the most efficient
cement producers in India with a capacity of
12.5mn tonnes. It holds a strategic equity stake of
14.6% in ACC.
----------------------------------------------------------------------------------------
                                                                         $     1,518,054
----------------------------------------------------------------------------------------

CHEMICALS -- 5.2%

Hindustan Inks and Resins Ltd.                                 102,500   $     1,089,097
The company manufactures a wide range of printing,
publishing & packaging inks, resins,
enamels & adhesives.

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                   SHARES        VALUE
----------------------------------------------------------------------------------------
CHEMICALS (CONTINUED)

United Phosphorus Ltd.(1)                                      157,000   $     1,794,017
United Phosphorous Ltd is a leading agrochemical
manufacturer in the domestic market. Currently the focus
is to tap the growing & profitable export market for
generic (off-patent) agrochemicals.
----------------------------------------------------------------------------------------
                                                                         $     2,883,114
----------------------------------------------------------------------------------------

COMMUNICATIONS SOFTWARE -- 2.3%

Hughes Software Systems                                        118,000   $     1,274,451
Hughes Software Systems offers a range of
communications-related software services, products and
solutions. The company's focus is on the convergence
market.
----------------------------------------------------------------------------------------
                                                                         $     1,274,451
----------------------------------------------------------------------------------------

COMPUTER HARDWARE - NETWORKING -- 2.1%

D-Link India Ltd.                                              401,000   $     1,205,835
One of the top players in the domestic network and
communication market, with a complete range of products
for all networking and communication needs of an
organization. It is a leader in several products like
NICs, hubs, unmanaged switches and dial-up modems.
----------------------------------------------------------------------------------------
                                                                         $     1,205,835
----------------------------------------------------------------------------------------

DIVERSIFIED INDUSTRY -- 3.1%

Aban Loyd Chiles Offshore                                       53,000   $       743,268
Aban Loyd Chiles Offshore Ltd, an Indo-US joint
venture, provides offshore oil field services in offshore
exploration and the production of hydrocarbon for the
oil industry. It has entered into a joint venture with
Frontier Drilling ASA of Norway in the area of deep-sea
offshore oil exploration.

Jaiprakash Associates Ltd.(1)                                  460,000         1,026,058
Jaiprakash Associates has interests in four businesses
via EPC contracting (hydropower & roads), power
generation, cement and hotels. Recently, the company
merged its 100% subsidiary Jaypee Cements.
----------------------------------------------------------------------------------------
                                                                         $     1,769,326
----------------------------------------------------------------------------------------

DRUGS -- 3.4%

Divi's Laboratories Ltd.                                        77,644   $     1,903,059
A research-focused custom manufacturer of bulk
drug/intermediates with few peers in Indian
pharmaceutical sector.
----------------------------------------------------------------------------------------
                                                                         $     1,903,059
----------------------------------------------------------------------------------------

ENERGY -- 10.5%

Bharat Petroleum Corp. Ltd.                                    134,000   $     1,035,421
The company is a refinery and marketing company with
a 8% market share in refining capacity. It has 5,025
retail outlets (petrol stations) throughout the country
and has a domestic market share of about 22%.

Hindustan Petroleum Corp. Ltd.                                 225,600         1,650,474
One of India's three premier R&M (refinery &
marketing) companies, the company refines crude oil
into constituent fuel products at its two refineries in
Mumbai & Vishakhpatnam. It has an installed capacity of
13 mmtpa and a domestic market share of 20%.

Indian Oil Corporation                                         154,500         1,238,352
India's premier oil refinery and marketing company
with 82% stake held by the Government of India,
the company accounts for more than 50% of
petroleum product sales and 42% of the refining
capacity in the country.

Oil and Natural Gas Corp. Ltd.                                 143,000         1,957,211
India's dominant exploration & production company
and 84% owned by the Government of India. The
company has a virtual monopoly in the production of
crude oil & natural gas in the country.
----------------------------------------------------------------------------------------
                                                                         $     5,881,458
----------------------------------------------------------------------------------------

ENGINEERING -- 8.9%

ABB Ltd.                                                        96,500   $     1,410,821
Asea Brown Boveri, a 51% subsidiary of ABB
worldwide, provides products and solutions for the
transmission & distribution and automation markets.

Engineers India Ltd.                                            62,000           305,516
The company provides engineering design and
consultancy services for refineries, oil and gas projects,
pipelines, petrochemical complexes and other industries,
and is 90% owned by the Government of India.

Gammon India Ltd.                                              159,100         1,203,416
Gammon India is among the largest construction
companies in India. Gammons's current focus is on
buil-operate-transfer (BOT) projects in four sectors:
roads & expressways, ports, water & waste water
management, and airports.

Larsen & Toubro Ltd.                                            64,300           974,885
Larsen & Toubro is India's largest engineering &
construction company. It is also into electrical &
electronics equipment and software. It is a leading
player in the design and manufacture of plants for
oil & gas industries, refineries, petrochemicals and
process industries.

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                   SHARES        VALUE
----------------------------------------------------------------------------------------
ENGINEERING (CONTINUED)

Siemens India Ltd.                                              56,528   $     1,083,284
The company manufactures diversified products for
energy, industry, healthcare (a supplier of high-tech
medical electronics), transportation and the component
segments. It also has joint ventures which supply
equipment in the fields of telecommunication and
information technology.
----------------------------------------------------------------------------------------
                                                                         $     4,977,922
----------------------------------------------------------------------------------------

FOODS -- 1.3%

Balrampur Chini Mills Ltd.                                     117,685   $       742,715
The company is engaged in the manufacturing and
marketing of sugar, alcohol, and bio-fertilizers. It
possesses an aggregate cane crushing capacity of
25000 tcd (tons crushed per day) across three
different locations.
----------------------------------------------------------------------------------------
                                                                         $       742,715
----------------------------------------------------------------------------------------

HEALTHCARE - BIOTECH -- 0.5%

Transgene Biotek Ltd.(1)                                       240,000   $       268,581
Transgene Biotek works in close collaboration with
several US-based companies and research organizations
to develop and commercialize various biotechnology
products in the areas of vaccines and therapeutics.
----------------------------------------------------------------------------------------
                                                                         $       268,581
----------------------------------------------------------------------------------------

INFORMATION SERVICES -- 1.7%

Geodesic Information Systems Ltd.(1)                           112,796   $       927,270
Geodesic is a forerunner in the area of unified messaging.
The messaging solution 'Mundu' messenger is an
'Interoperable Instant Messaging' tool that lets users
communicate with one another instantly and seamlessly
communicate across other major instantmessaging
services including AIM, ICQ, MSN and Yahoo.
----------------------------------------------------------------------------------------
                                                                         $       927,270
----------------------------------------------------------------------------------------

MISCELLANEOUS -- 0.2%

United Breweries Holdings Ltd.(1)                              141,570   $       104,234
De-merged entity of United Breweries Ltd. United
Breweries Holdings is a holding company of United
Breweries Ltd.
----------------------------------------------------------------------------------------
                                                                         $       104,234
----------------------------------------------------------------------------------------

PETROCHEMICAL -- 3.7%

Finolex Industries Ltd.                                      1,046,952   $     1,313,956
Finolex Industries is India's third largest producer of
PVC resin with a capacity of 130,000 tpa, a significant
portion of which is consumed by its pipes/fittings
business (49,000 tpa capacity).

Reliance Industries Ltd.                                        83,200           777,438
The 4th largest petrochemicals / energy company in
Asia, with respectable global rankings in each of its
major businesses. The group enjoys the distinction of
operating fully-integrated production facilities,
from oil to textile.
----------------------------------------------------------------------------------------
                                                                         $     2,091,394
----------------------------------------------------------------------------------------

POWER CONVERTERS/POWER SUPPLY EQUIPMENT -- 2.7%

Bharat Heavy Electricals Ltd.                                  137,500   $     1,500,911
A dominant player in the domestic power plant
equipment and electrical engineering industry, BHEL
supplies power plant equipment to central utilities,
state electricity boards & independent power producers
(IPPs) and undertakes turnkey projects. It also supplies
equipment like turbines, generators and boilers.
----------------------------------------------------------------------------------------
                                                                         $     1,500,911
----------------------------------------------------------------------------------------

PROPERTY -- 0.0%

Gesco Corp. Ltd.(1)                                                  2   $             1
Engaged in real estate and property development.
De-merged entity of GE Shipping.
----------------------------------------------------------------------------------------
                                                                         $             1
----------------------------------------------------------------------------------------

TOBACCO -- 2.7%

ITC Ltd.                                                        77,500   $     1,496,732
A leader in the Indian cigarette market with 67%
market share. It has also diversified in various other
segments such as hotels, agri-exports and paper.
----------------------------------------------------------------------------------------
                                                                         $     1,496,732
----------------------------------------------------------------------------------------

TRANSPORTATION -- 0.0%

Great Eastern Shipping Co. Ltd.                                     90   $           265
The largest private sector shipping company in India.
----------------------------------------------------------------------------------------
                                                                         $           265
----------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                   SHARES        VALUE
----------------------------------------------------------------------------------------
UTILITIES -- 2.8%

Reliance Energy Ltd.                                           128,346   $     1,581,468
Reliance Energy Ltd is India's largest private sector
integrated power utility with 25mn consumers in
Mumbai, Delhi & Orissa.
----------------------------------------------------------------------------------------
                                                                         $     1,581,468
----------------------------------------------------------------------------------------

TOTAL INDIA
   (IDENTIFIED COST $43,165,624)                                         $    45,913,860
----------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $43,165,624)                                         $    45,913,860
----------------------------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                                   SHARES        VALUE
----------------------------------------------------------------------------------------
INDIA -- 0.0%

HEALTHCARE - BIOTECH -- 0.0%

Transgene Biotek Ltd.(1)(2)                                    240,000   $             0
----------------------------------------------------------------------------------------
                                                                         $             0
----------------------------------------------------------------------------------------

TOTAL INDIA
   (IDENTIFIED COST $64,907)                                             $             0
----------------------------------------------------------------------------------------

TOTAL WARRANTS
   (IDENTIFIED COST $64,907)                                             $             0
----------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 82.1%
   (IDENTIFIED COST $43,230,531)                                         $    45,913,860
----------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 17.9%                                  $     9,988,169
----------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                     $    55,902,029
----------------------------------------------------------------------------------------

Company descriptions are unaudited.
(1) Non-income producing security.
(2) Priced by adviser.

                        SEE NOTES TO FINANCIAL STATEMENTS

TOP TEN HOLDINGS

                                                               PERCENTAGE
COMPANY                            INDUSTRY SECTOR             OF NET ASSETS   VALUE
-------------------------------------------------------------------------------------------
Wipro Ltd.                         Applications Software            4.8%       $  2,668,062
Infosys Technologies Ltd.          Applications Software            3.8           2,122,307
Mahindra & Mahindra Ltd.           Auto and Parts                   3.6           2,015,811
Oil and Natural Gas Corp. Ltd.     Energy                           3.5           1,957,211
Divi's Laboratories Ltd.           Drugs                            3.4           1,903,059
United Phosphorus Ltd.             Chemicals                        3.2           1,794,017
Hindustan Petroleum Corp. Ltd.     Energy                           3.0           1,650,474
Hero Honda Motors Ltd.             Auto and Parts                   2.9           1,600,598
Reliance Energy Ltd.               Utilities                        2.8           1,581,468
Bharat Heavy Electricals Ltd.      Power Converters/Power
                                     Supply Equipment               2.7           1,500,911

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                  PERCENTAGE
COMPANY                           OF NET ASSETS   VALUE
--------------------------------------------------------------
Applications Software                 14.3%       $  7,987,838
Auto and Parts                        10.6           5,921,651
Energy                                10.5           5,881,458
Engineering                            8.9           4,977,922
Chemicals                              5.2           2,883,114
Petrochemical                          3.7           2,091,394
Drugs                                  3.4           1,903,059
Diversified Industry                   3.1           1,769,326
Banking and Finance                    3.1           1,709,657
Utilities                              2.8           1,581,468

                        SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO as of June 30, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investments, at value (identified cost, $43,230,531)                            $     45,913,860
Cash                                                                                   2,442,103
Foreign currency, at value (identified cost, $7,507,418)                               7,361,640
Interest and dividends receivable                                                        140,446
Miscellaneous receivable                                                                 548,124
------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                    $     56,406,173
------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                               $         69,428
Payable to affiliate for Trustees' fees                                                      166
Accrued expenses                                                                         434,550
------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                               $        504,144
------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                       $     55,902,029
------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                         $     53,805,122
Net unrealized appreciation (computed on the basis of identified cost)                 2,096,907
------------------------------------------------------------------------------------------------
TOTAL                                                                           $     55,902,029
------------------------------------------------------------------------------------------------


STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $26,387)                                       $        350,962
Interest                                                                                  82,204
------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                         $        433,166
------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                          $        232,021
Administration fee                                                                        76,959
Trustees' fees and expenses                                                                2,682
Custodian fee                                                                            116,574
Legal and accounting services                                                             28,588
Miscellaneous                                                                              8,586
------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                  $        465,410
------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                             $        (32,244)
------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                              $      1,653,752
   Foreign currency transactions                                                         (49,793)
------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                               $      1,603,959
------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                          $    (14,161,093)
   Foreign currency                                                                     (167,716)
------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                            $    (14,328,809)
------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                                $    (12,724,850)
------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                      $    (12,757,094)
------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED
INCREASE (DECREASE)                                           JUNE 30, 2004       YEAR ENDED
IN NET ASSETS                                                 (UNAUDITED)         DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------
From operations --
   Net investment loss                                         $       (32,244)     $       (33,612)
   Net realized gain from investment
      transactions and foreign currency
      transactions                                                   1,603,959            1,644,876
   Net change in unrealized appreciation
      (depreciation) from investments
      and foreign currency                                         (14,328,809)          16,740,121
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             $   (12,757,094)     $    18,351,385
---------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $    63,174,253      $    27,986,610
   Withdrawals                                                     (44,555,064)          (7,465,206)
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                        $    18,619,189      $    20,521,404
---------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $     5,862,095      $    38,872,789
---------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                         $    50,039,934      $    11,167,145
---------------------------------------------------------------------------------------------------
AT END OF PERIOD                                               $    55,902,029      $    50,039,934
---------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2004       --------------------------------------------------------------
                                                (UNAUDITED)            2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily
  net assets):
   Expenses                                             1.51%(1)         1.82%         2.77%        2.52%        1.82%        2.09%
   Expenses after custodian fee reduction               1.51%(1)         1.82%         2.77%        2.46%        1.75%        2.07%
   Net investment loss                                 (0.10)%(1)       (0.18)%       (0.77)%      (1.02)%      (1.04)%      (0.94)%
Portfolio Turnover                                        48%              87%          112%         141%         133%          80%
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                       (17.70)%         120.47%         1.53%      (25.70)%         --           --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)          $  55,902        $  50,040     $  11,167    $  13,650    $  23,236    $  48,278
----------------------------------------------------------------------------------------------------------------------------------

(1)  Annualized.
(2) Total return is required to be disclosed for fiscals years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO as of June 30, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   South Asia Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on January 18, 1994, seeks to achieve long-term capital appreciation by investing primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2004, the Eaton Vance Greater India Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B FEDERAL TAXES -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to capital gains tax in India on gains realized upon disposition of Indian securities, payable prior to repatriation of sales proceeds. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward to offset future gains. During the six months ended June 30, 2004, the Portfolio made payments of tax subject to such requirement in the amount of $75,320. In addition, the Portfolio accrues a deferred tax liability for net unrealized gains in excess of available carryforwards on Indian securities. As of June 30, 2004, non-U.S. taxes provided on unrealized gains were $418,456.

   C FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

   Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

   D FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   E FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. There were no balance credits for the six months ended June 30, 2004.

   G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   H INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   I OTHER -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   J INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2004, the adviser fee was 0.75% (annualized) of average daily net assets and amounted to $232,021. In addition, an administration fee is earned by Eaton Vance Management (EVM) for administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2004, the administration fee was 0.25% (annualized) of average net assets and amounted to $76,959. Except as to Trustees of the Portfolio who are not members of the Adviser's or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   For the six months ended June 30, 2004, purchases and sales of investments, other than short-term obligations, aggregated $39,016,776 and $25,865,297 respectively.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2004, as computed on a federal income tax basis, are as follows:

   AGGREGATE COST                                                $    43,230,531
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                 $     7,038,629
   Gross unrealized depreciation                                      (4,355,301)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                   $     2,683,328
   -----------------------------------------------------------------------------

   The depreciation on currency is $167,966.

5  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

   Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

6  INDIA TAXES

   The Portfolio is subject to certain Indian income taxes in connection with distributions from, and transactions in, Indian securities. The Indian tax authority has conducted a review of the Portfolio's tax returns filed for the years ended March 31, 2002 and 2001. In March 2004, the Indian tax authority assessed the Portfolio additional taxes for the 2000-2001 tax year and recalculated the refund owed to the Portfolio for the 2001-2002 tax year, a net assessment of approximately US $770,000. While the outcome of an appeal cannot be predicted, the Portfolio has appealed the assessment and has been advised by Indian legal counsel that it has a strong case for appeal with ultimate success. The appeal process may be lengthy and will involve expense to the Portfolio. The Indian tax authority has requested that the Portfolio deposit a portion of the assessed amount while the appeal is pending. The Portfolio has deposited $548,124 with the tax authority. Such amount is reflected as a miscellaneous receivable on the Statement of Assets and Liabilities.

7  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

EATON VANCE GREATER INDIA FUND

INVESTMENT MANAGEMENT

EATON VANCE GREATER INDIA FUND

                    OFFICERS
                    Thomas E. Faust Jr.
                    President

                    Duke E. Laflamme
                    Vice President

                    Thomas H. Luster
                    Vice President

                    George C. Pierides
                    Vice President

                    James L. O'Connor
                    Treasurer

                    Alan R. Dynner
                    Secretary

                    TRUSTEES
                    James B. Hawkes

                    Samuel L. Hayes, III

                    William H. Park

                    Ronald A. Pearlman

                    Norton H. Reamer

                    Lynn A. Stout

SOUTH ASIA PORTFOLIO

                    OFFICERS
                    Hon. Robert Lloyd George
                    President and Trustee

                    James B. Hawkes
                    Vice President and Trustee

                    Zaheer Sitabkhan
                    Vice President and Portfolio Manager

                    William Walter Raleigh Kerr
                    Vice President and Assistant Treasurer

                    William J. Austin, Jr.
                    Treasurer

                    Alan R. Dynner
                    Secretary

                    TRUSTEES
                    Edward K. Y. Chen

                    Samuel L. Hayes, III

                    William H. Park

                    Ronald A. Pearlman

                    Norton H. Reamer

                    Lynn A. Stout

                   INVESTMENT ADVISER OF SOUTH ASIA PORTFOLIO
                       LLOYD GEORGE INVESTMENT MANAGEMENT
                                (BERMUDA) LIMITED
                            3808 ONE EXCHANGE SQUARE
                               CENTRAL, HONG KONG

              SPONSOR AND MANAGER OF EATON VANCE GREATER INDIA FUND
                    AND ADMINISTRATOR OF SOUTH ASIA PORTFOLIO
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                           ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                         EATON VANCE GREATER INDIA FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 800-225-6265.

142-8/04                                                                   GISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SPECIAL INVESTMENT TRUST ON BEHALF OF (EATON VANCE GREATER INDIA
FUND)


By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 11, 2004
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  August 11, 2004
       ---------------


By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 11, 2004
       ---------------